Note 14 - Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
September 30,	Amount
2014	85,522,600
2015	176,072,600
261,595,200